DECOMMISSIONING LIABILITY (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions for Changes in Decommissioning Liability [Roll Forward]
Expected to be incurred within one year	$ (20.0)	$ (40.0)
Expected to be incurred beyond one year	560.0	566.4
Decommissioning liability, undiscounted cash flows	$ 827.9	$ 847.7
Discount rate applied to cash flow projections	3.33%	3.02%
Inflation rate used to extrapolate cash flow projections	1.82%	1.62%
Decommissioning liability
Provisions for Changes in Decommissioning Liability [Roll Forward]
Decommissioning liability, beginning balance	$ 606.4	$ 675.5
Liabilities incurred	10.8	19.8
Liabilities acquired	0.1	40.1
Liabilities disposed	(0.1)	(4.1)
Liabilities settled	(40.6)	(45.4)
Revaluation of acquired decommissioning liabilities	0.1	38.5
Change in estimates	86.4	(3.0)
Change in discount and inflation rate estimates	0.8	(19.6)
Accretion	17.1	22.7
Reclassified as liabilities associated with assets held for sale	(101.0)	(118.1)
Decommissioning liability, ending balance	580.0	606.4
Expected to be incurred within one year	(20.0)	(40.0)
Expected to be incurred beyond one year		566.4
Proceeds from government subsidy programs	0.0	5.4
Provision for decommissioning, restoration and rehabilitation costs	$ 580.0	$ 606.4